Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator Growth-100 Power Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.68%	9.87%	10.69%
Performance Inception Date	Sep. 30, 2019
Innovator Growth-100 Power Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.68%	9.87%	10.63%
Innovator Growth-100 Power Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.51%	7.83%	8.57%
Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.02%	15.30%	21.78%
Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.17%	14.40%	20.80%